Other Current and Non-current Liabilities	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Other Current and Non-current Liabilities
17)	OTHER CURRENT AND NON-CURRENT LIABILITIES

17.1)	OTHER CURRENT LIABILITIES
As of December 31, 2019 and 2018, consolidated other current liabilities were as follows:

		2019	2018
Provisions 1	$	558	536
Interest payable		88	94
Other accounts payable and accrued expenses 2		313	266
Contract liabilities with customers (note 3) 3		225	234

	$	1,184	1,130

1
Current provisions primarily consist of accrued employee benefits, insurance payments, accruals for legal assessments and others. These amounts are revolving in nature and are expected to be settled and replaced by similar amounts within the next 12 months.

2	As of December 31, 2019 and 2018, includes $22 and $30, respectively, of the current portion of other taxes payable in Mexico.
3
As of December 31, 2019 and 2018, contract liabilities with customers included $184 and $195, respectively, of advances received from customers, as well as in 2019 the current portion of deferred revenues in connection with commercial agreements of Cemento Bayano, S.A. (“Cemento Bayano”) of $4 as described below.

17.2)	OTHER NON-CURRENT LIABILITIES
As of December 31, 2019 and 2018, consolidated other
non-current
liabilities were as follows:

		2019	2018
Asset retirement obligations 1	$	497	408
Accruals for legal assessments and other responsibilities 2		30	45
Non-current liabilities for valuation of derivative instruments		46	21
Environmental liabilities 3		29	29
Other non-current liabilities and provisions 4 , 5		323	257

	$	925	760

1
Provisions for asset retirement include future estimated costs for demolition, cleaning and reforestation of production sites at the end of their operation, which are initially recognized against the related assets and are depreciated over their estimated useful life.

2	Provisions for legal claims and other responsibilities include items related to tax contingencies.
3
Environmental liabilities include future estimated costs arising from legal or constructive obligations, related to cleaning, reforestation and other remedial actions to remediate damage caused to the environment. The expected average period to settle these obligations is greater than 15 years.

4	As of December 31, 2019 and 2018, includes $31 and $50, respectively, of the non-current portion of taxes payable in Mexico.
5
As of December 31, 2019, in connection with the sale of CEMEX’s non-controlling
interest in Cemento Interoceánico and the related commercial agreements between the Purchaser and Cemento Bayano (note 13.1), the balance includes deferred revenues of $50 that will be amortized to the income statement as deliverables are fulfilled over the
10-year
maturity of the agreements.

Changes in consolidated other current and
non-current
liabilities for the years ended December 31, 2019 and 2018, were as follows:

		2019
		Asset retirement obligations	Environmental liabilities	Accruals for legal proceedings	Valuation of derivative instruments	Other liabilities and provisions	Total	2018
Balance at beginning of period	$	408	29	45	35	818	1,335	1,452
Additions or increase in estimates		141	1	18	26	1,455	1,641	1,382
Releases or decrease in estimates		(47)	1	(34)	—	(1,447)	(1,527)	(1,454)
Reclassifications		43	—	—	—	19	62	(20)
Accretion expense		(12)	—	—	—	(47)	(59)	(59)
Foreign currency translation		(36)	(2)	1	41	68	72	34

Balance at end of period	$	497	29	30	102	866	1,524	1,335

Out of which:
Current provisions	$	—	—	—	56	543	599	536